Property and Equipment, Net	12 Months Ended
Jun. 30, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 6 – PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	As of June 30,
	2024	2023
Office buildings	20,400,547	20,354,809
Equipment and office furniture	1,682,622	1,203,729
Office building related facility, machinery and equipment	182,932	182,503
Transportation equipment	710,782	37,421
Leasehold improvements	1,767,487	772,210
Total	24,744,370	22,550,672
Less: accumulated depreciation	(3,575,846)	(2,438,367)
Property and equipment, net	21,168,524	20,112,305

Depreciation expense was $1,036,767, $1,040,734, and $709,836, for the years ended June 30, 2024, 2023 and 2022, respectively. No impairment losses were recognized for the years ended June 30, 2024, 2023 and 2022.

As of June 30, 2024, the office building with carrying amount of $15,651,184 is mortgaged to secure financing credit facility of HKD 58,000,000 from Taipei Fubon Bank.